BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 4,758,772	$ 5,120,656
2020
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	347,379	226,397
Later than 1 year
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 4,411,393	$ 4,894,259